Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Funded status of defined benefit plan
Although the Company intends for these defined contribution plans to be the primary retirement benefit for most employees, the Company also has several defined benefit plans. The funded status of the defined benefit plans was as follows at December 31:

(in thousands)	2012	2011
Benefit obligation at beginning of year	$64,939	$63,790
Service cost	2,583	2,419
Interest cost	2,659	2,778
Foreign currency exchange rate changes	799	(364)
Benefits paid	(3,045)	(3,168)
Actuarial loss (gain)	6,750	(516)
Benefit obligation at end of year	74,685	64,939
Plan assets at beginning of year	28,697	26,029
Company contributions	4,075	3,641
Foreign currency exchange rate changes	973	(385)
Benefits paid	(3,045)	(3,168)
Actual gain on plan assets	2,169	2,580
Plan assets at end of year	32,869	28,697
Funded status	$(41,816)	$(36,242)
Accumulated benefit obligation	$70,230	$61,714

Amount recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets at December 31:

(in thousands)	2012	2011
Accrued employee and retiree benefits	$(52,825)	$(45,134)
Prepaid expenses and other current assets	11,011	8,892
Net liability	$(41,814)	$(36,242)

Components of annual benefit cost
Components of annual benefit cost:

(in thousands)	2012	2011	2010
Service cost	$2,583	$2,419	$1,896
Interest cost	2,659	2,778	2,902
Expected return on plan assets	(1,428)	(1,520)	(1,367)
Amortization of prior service cost	1,971	3,112	3,011
Recognized actuarial loss	799	1,388	1,252
Defined benefit expense	$6,584	$8,177	$7,694

Summary of weighted average assumptions
Weighted-average liability assumptions as of December 31:

	2012	2011
Discount rate	3.27%	4.27%
Expected return on plan assets	4.76%	5.00%
Rate of compensation increase	4.01%	4.11%

Weighted-average cost assumptions for the year ended December 31:

	2012	2011
Discount rate	4.27%	4.35%
Expected return on plan assets	5.00%	5.80%
Rate of compensation increase	4.11%	4.27%

Amounts recognized in accumulated other comprehensive income	Amounts at December 31 in accumulated other comprehensive income were as follows:
(in thousands)	2012	2011
Prior service cost	$1,362	$3,330
Unrecognized net actuarial loss	17,031	11,668

Pension adjustments recognized in accumulated other comprehensive income
The pension adjustments, net of tax, recognized in OCI, were as follows:

(in thousands)	2012	2011	2010
Net actuarial (loss) gain arising during the period	$(3,947)	$885	$(1,043)
Prior service cost arising during the period	–	–	(670)
Amortization of actuarial loss, included in defined benefit expense	526	866	783
Amortization of prior service cost, included in defined benefit expense	1,205	1,901	1,840
Pension adjustment, net of tax	$(2,216)	$3,652	$910